Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company manages its underwriting operations as two business segments: Aspen Reinsurance and Aspen Insurance. The Company has determined its reportable segments by taking into account the manner in which management makes operating decisions and assesses operating performance. Profit or loss for each of the Company’s business segments is measured by underwriting income or loss. Underwriting profit is the excess of net earned premiums over the sum of losses and loss expenses, acquisition costs and general and administrative expenses. Underwriting income or loss provides a basis for management to evaluate the segment’s underwriting performance.
Reinsurance Segment. The reinsurance segment consists of property catastrophe reinsurance, other property reinsurance, casualty reinsurance and specialty reinsurance.
For a more detailed description of this business segment, refer to Item 4, “Information on the Company — Business Overview — Aspen Reinsurance” above.
Insurance Segment.  The insurance segment consists of first party and specialty insurance, casualty and liability insurance and financial and professional lines insurance. Additionally, the insurance segment includes Aspen Underwriting Limited’s participation as a corporate member in Carbon Syndicate 4747 (“Carbon Syndicate”). For a more detailed description of this segment, refer to Item 4 “Information on the Company — Business Overview — Aspen Insurance” above.
Non-underwriting Disclosures. The Company provides additional disclosures for corporate and other (non-operating) income and expenses. Corporate and other income and expenses include: corporate expenses, net investment income, net realized and unrealized investment gains or losses, other strategic and other costs, changes in fair value of derivatives or the loan notes issued by variable interest entities, interest expenses, net realized and unrealized foreign exchange gains or losses, asset impairments and income taxes. These income and expense items are not allocated to the Company’s business segments as they are not directly related to the Company’s business segment operations and is consistent with how management measures the performance of its segments. The Company does not allocate its assets by business segment.
The Company uses underwriting ratios as measures of performance. The loss ratio is the ratio of losses and loss adjustment expenses to net earned premiums. The acquisition cost ratio is the ratio of acquisition costs to net earned premiums. The general and administrative expense ratio is the ratio of general and administrative expenses to net earned premiums. The combined ratio is the sum of the loss ratio, the acquisition cost ratio and the general and administrative expense ratio.
The following tables provide a summary of gross and net written and earned premiums, underwriting income or loss, ratios and reserves for each of the Company’s business segments for the twelve months ended December 31, 2022, 2021 and 2020:

	Twelve Months Ended December 31, 2022
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,807.0	$2,531.7	$4,338.7
Net written premiums	1,426.4	1,469.6	2,896.0
Gross earned premiums	1,617.2	2,370.8	3,988.0
Net earned premiums	1,251.8	1,436.9	2,688.7
Underwriting Expenses
Losses and loss adjustment expenses	770.3	909.7	1,680.0
Acquisition costs	252.4	179.4	431.8
General and administrative expenses	142.5	244.0	386.5
Underwriting income	86.6	103.8	190.4
Corporate expenses			(71.7)
Non-operating expenses (1)			(36.0)
Net investment income			188.1
Realized and unrealized investment gains			5.0
Realized and unrealized investment losses			(182.6)
Change in fair value of derivatives			(80.5)
Interest expense			(43.7)
Net realized and unrealized foreign exchange gains			15.9
Other income			8.2
Other expenses			(20.1)
(Loss) before income taxes			(27.0)
Income tax benefit			78.1
Net income			$51.1

Net reserves for loss and loss adjustment expenses	$1,360.7	$1,452.5	$2,813.2
Ratios
Loss ratio	61.5%	63.3%	62.5%
Acquisition cost ratio	20.2	12.5	16.1
General and administrative expense ratio	11.4	17.0	14.4
Expense ratio	31.6	29.5	30.5
Combined ratio	93.1%	92.8%	93.0%
 _______________
(1)Non-operating expenses includes $32.7 million in relation to fixed assets written off, $10.0 million of severance, consulting and professional services in relation to non-recurring projects and other costs, offset by $6.7 million of write backs related to leased office space.

	Twelve Months Ended December 31, 2021
	Reinsurance	Insurance	Total
	( $ in millions)
Underwriting Revenues
Gross written premiums	$1,597.0	$2,341.4	$3,938.4
Net written premiums	1,199.0	1,388.7	2,587.7
Gross earned premiums	1,479.2	2,139.1	3,618.3
Net earned premiums	1,118.8	1,291.7	2,410.5
Underwriting Expenses
Losses and loss adjustment expenses	705.2	988.1	1,693.3
Acquisition costs	221.6	192.5	414.1
General and administrative expenses	121.3	211.8	333.1
Underwriting income/(loss)	70.7	(100.7)	(30.0)
Corporate expenses			(64.3)
Non-operating expenses (1)			(20.6)
Net investment income			147.5
Realized and unrealized investment gains			56.2
Realized and unrealized investment losses			(47.4)
Change in fair value of derivatives			(35.9)
Interest expense			(14.3)
Net realized and unrealized foreign exchange gains			40.0
Other income			14.7
Other expenses			(10.8)
Income before income taxes			35.1
Income tax (expense)			(5.3)
Net income			$29.8

Net reserves for loss and loss adjustment expenses	$2,148.4	$2,165.3	$4,313.7
Ratios
Loss ratio	63.0%	76.5%	70.2%
Acquisition cost ratio	19.8	14.9	17.2
General and administrative expense ratio	10.8	16.4	13.8
Expense ratio	30.6	31.3	31.0
Combined ratio	93.6%	107.8%	101.2%
 ________________

(1)Non-operating expenses includes $19.3 million of costs related to consulting and professional services in relation to non-recurring projects and other costs, $0.4 million of impairment charges related to lease assets as a result of exiting certain office space and $0.9 million of amortization of intangible assets and other non-operating expenses.

	Twelve Months Ended December 31, 2020
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$1,656.4	$2,042.1	$3,698.5
Net written premiums	1,297.7	1,280.1	2,577.8
Gross earned premiums	1,612.0	2,026.4	3,638.4
Net earned premiums	1,287.7	1,239.8	2,527.5
Underwriting Expenses
Losses and loss adjustment expenses	958.6	882.2	1,840.8
Acquisition costs	246.0	219.7	465.7
General and administrative expenses	110.8	197.2	308.0
Underwriting (loss)	(27.7)	(59.3)	(87.0)
Corporate expenses			(70.2)
Non-operating expenses (1)			(32.7)
Net investment income			154.6
Realized and unrealized investment gains			98.5
Realized and unrealized investment losses			(27.4)
Change in fair value of derivatives			(65.1)
Interest expense			(33.9)
Net realized and unrealized foreign exchange (losses)			(13.8)
Other income			49.8
Other expenses			(10.8)
(Loss) before income taxes			(38.0)
Income tax (expense)			(18.4)
Net (loss)			$(56.4)

Net reserves for loss and loss adjustment expenses	$2,095.7	$1,874.4	$3,970.1
Ratios
Loss ratio	74.4%	71.1%	72.8%
Acquisition cost ratio	19.1	17.7	18.4
General and administrative expense ratio	8.6	15.9	12.2
Expense ratio	27.7	33.6	30.6
Combined ratio	102.1%	104.7%	103.4%
_______________
(1)Non-operating expenses includes $18.2 million of expenses related to severance, retention and other costs, $12.9 million of impairment charges related to lease assets as a result of sub-leasing certain office space and $1.6 million of amortization of intangible assets and other non-operating expenses.
Geographical Areas. The following summary presents the Company’s gross written premiums based on the location of the insured risk for the twelve months ended December 31, 2022, 2021 and 2020.

	For the Twelve Months Ended
	December 31, 2022	December 31, 2021	December 31, 2020
	($ in millions)
Australia/Asia	$257.5	$275.8	$259.7
Europe	194.5	140.6	92.5
United Kingdom	485.8	393.2	369.0
United States & Canada (1)	2,715.7	2,301.8	2,267.5
Worldwide excluding United States (2)	24.2	31.5	23.1
Worldwide including United States (3)	541.7	592.2	501.2
Other (4)	119.3	203.3	185.5
Total	$4,338.7	$3,938.4	$3,698.5
 ______________
(1)    “United States and Canada” comprises individual policies that insure risks specifically in the United States and/or Canada, but not elsewhere.
(2)    “Worldwide excluding the United States” consists of individual policies that insure global risks with the specific exclusion of the United States.
(3) “Worldwide including the United States” consists of individual policies that insure global risks with the specific inclusion of the United States.